Segment Information - Financial Information of Segments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net revenue from sales and services	R$ 90,697,983	R$ 79,230,014	R$ 76,740,033
Operating income (expense):	1,899,354	2,792,742	3,069,874
Share of profit (loss) of joint-ventures and associates	(14,779)	20,673	7,476
Income before financial result, income and social contribution taxes	1,884,575	2,813,415	3,077,350
Financial result, net	(113,536)	(474,296)	(842,576)
Income before income and social contribution taxes	1,771,039	2,339,119	2,234,774
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	139,905	108,936	99,703
Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	90,697,983	79,230,014	76,740,033
Ultragaz [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	7,043,246	6,071,002	5,365,106
Operating income (expense):	35,567	255,935	267,272
Share of profit (loss) of joint-ventures and associates	12	1,245	(39)
Ultragaz [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	2,879	2,178	2,942
Ultragaz [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	7,040,367	6,068,824	5,362,164
Ipiranga [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	76,473,421	66,950,501	65,793,696
Operating income (expense):	1,396,574	2,357,125	2,364,014
Share of profit (loss) of joint-ventures and associates	(18,169)	(19,777)	(23,178)
Ipiranga [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	935	1,003
Ipiranga [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	76,472,486	66,949,498	65,793,696
Oxiteno [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	4,748,428	3,959,416	3,701,413
Operating income (expense):	457,128	141,350	311,525
Share of profit (loss) of joint-ventures and associates	880	1,417	975
Oxiteno [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	6,325	919	2,519
Oxiteno [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	4,742,103	3,958,497	3,698,894
Ultracargo [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	493,649	438,360	355,412
Operating income (expense):	124,720	75,042	127,739
Share of profit (loss) of joint-ventures and associates	1,350	1,578	(27)
Ultracargo [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	82,573	54,174	48,941
Ultracargo [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	411,076	384,186	306,471
Extrafarma [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	2,027,988	1,868,919	1,578,605
Operating income (expense):	(118,329)	(37,721)	(3,848)
Extrafarma [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	2,027,988	1,868,919	1,578,605
Reportable segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	90,786,732	79,288,198	76,794,232
Operating income (expense):	1,895,660	2,791,731	3,066,702
Share of profit (loss) of joint-ventures and associates	(15,927)	(15,537)	(22,269)
Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	92,712	58,274	54,402
Reportable segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	90,694,020	79,229,924	76,739,830
All other segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	51,156	50,752	45,504
Operating income (expense):	3,694	1,011	3,172
Share of profit (loss) of joint-ventures and associates	1,148	36,210	29,745
All other segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	47,193	50,662	45,301
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	R$ 3,963	R$ 90	R$ 203